Financial Statement Items Related to Non-Consolidated VIEs Provided Credit Support Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Assets	$ 42	$ 58
Liabilities
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	41	34
Liabilities
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	42	58
Variable Interest Entity, Not Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	41	34
Credit Supported | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets
Liabilities
Credit Supported | Variable Interest Entity, Not Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure		$ 13